Detail of Certain Balance Sheet Accounts - Accounts Payable and Other Accrued Liabilities (Detail) - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Accounts payable and other accrued liabilities
Accounts payable	$ 12,663	$ 13,778
Payroll and employee benefits	2,925	3,010
Other	1,213	974
Accounts payable and other accrued liabilities	$ 16,801	$ 17,762